RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL

	2023 A$	2022 A$	2021 A$
Remuneration of Key Management Personnel
Short-term employee benefits	1,529,124	1,894,413	1,035,302
Post-employment benefits	113,511	125,822	79,042
Share-based payments	253,453	387,046	650,911
Other long-term benefits	10,978	4,797	4,589
Termination benefits	-	-	-
Total remuneration of Key Management Personnel	1,907,066	2,412,078	1,769,844